Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
REVENUES		$ 2,826,381	$ 5,497,418
COST OF REVENUES		1,547,272	3,268,901
GROSS PROFIT		1,279,109	2,228,517
OPERATING EXPENSES:
Platform operations		1,383,969	1,510,882
Sales and marketing		1,353,208	1,469,603
Technology and development		1,232,040	1,203,894
General and administrative		937,837	853,052
Total Operating Expenses		4,907,054	5,037,431
LOSS FROM OPERATIONS		(3,627,945)	(2,808,914)
OTHER (EXPENSE) INCOME
Interest expense, net		(858,205)	(34,928)
Stock-based compensation expense			(277,609)
Amortization of discount on debt instrument		(137,662)	(14,230)
Foreign exchange (loss) gain		(18,141)	210,730
Other income, net		98,643	5,205
Total Other Expense, net		(915,365)	(110,832)
LOSS BEFORE INCOME TAXES		(4,543,310)	(2,919,746)
PROVISION FOR INCOME TAXES		74,763	16,248
NET LOSS		(4,618,073)	(2,935,994)
Less: Net income attributable to noncontrolling interest		(630)	(540)
NET LOSS ATTRIBUTABLE TO KNOREX LTD.		(4,618,703)	(2,936,534)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT		(193,543)	(69,441)
TOTAL COMPREHENSIVE LOSS		(4,811,616)	(3,005,435)
Less: Comprehensive income attributable to noncontrolling interest		492	310
COMPREHENSIVE LOSS ATTRIBUTABLE TO KNOREX LTD.		$ (4,812,108)	$ (3,005,745)
WEIGHTED AVERAGE NUMBER OF CLASS A ORDINARY SHARES AND CLASS B ORDINARY SHARES
Basic	[1]	27,414,988	26,719,601
Diluted	[1]	27,414,988	26,719,601
LOSS PER SHARE
Basic		$ (0.17)	$ (0.11)
Diluted		$ (0.17)	$ (0.11)

[1]	Giving retroactive effect to the 1-for-20 share split effected on February 26, 2024 and additional issuance of 22,477,825 Class A Ordinary Shares and 4,780,575 Class B Ordinary Shares effected on September 30, 2024 as part of the reverse capitalization consideration.